Background and critical accounting policies (Tables)	6 Months Ended
Jun. 30, 2019
BACKGROUND
Schedule of exchange rates applied

		Average		Average
	Closing	for the	Closing	for the	Closing
	rate at	6 months to	rate at	6 months to	rate at
	30 Jun 2019	30 Jun 2019	30 Jun 2018	30 Jun 2018	31 Dec 2018
Local currency: £
Hong Kong	9.94	10.15	10.36	10.78	9.97
Indonesia	17,980.07	18,364.05	18,919.18	18,938.64	18,314.37
Malaysia	5.26	5.33	5.33	5.42	5.26
Singapore	1.72	1.76	1.80	1.83	1.74
China	8.74	8.78	8.75	8.76	8.74
India	87.85	90.62	90.46	90.37	88.92
Vietnam	29,660.27	30,087.11	30,310.96	31,329.01	29,541.15
Thailand	39.06	40.91	43.74	43.66	41.47
US	1.27	1.29	1.32	1.38	1.27

Schedule of effect of IFRS 16 on statement of financial position

	Continuing	Discontinued
Effect of adoption of IFRS 16 at 1 January 2019 £m	operations	operations*	Total Group
Assets
Property, plant and equipment (Right-of-use assets)	414	289	703
Total assets	414	289	703

Liabilities
Operational borrowings attributable to shareholder-financed businesses (Lease liability)	206	304	510
Borrowings attributable to with-profits businesses (Lease liability)	219	21	240
Accruals, deferred income and other liabilities (Accrued lease payment balance under IAS 17)	(11)	(36)	(47)
Total liabilities	414	289	703

*     Presented within assets and liabilities held for distribution at 30 June 2019.